Note 11 - Accounts Payable, Trade (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable Trade [Abstract]
Stock Issued During Period, Shares, Other	3,849,982	517
Stock Issued During Period, Value, Other	$ 1,219	$ 13,295